Summary of Significant Accounting Policies - Reverse Stock Splits, Cash, A/R, Inventory (Details) $ in Thousands			12 Months Ended
	May 09, 2025	Sep. 23, 2024	Dec. 31, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Reverse stock split ratio	0.04	0.0172
Cash and cash equivalents			$ 693	$ 2,515		$ 4,459
Restricted cash			100	100		100
Total cash, cash equivalents, and restricted cash in the consolidated statements of cash flows			793	$ 2,615	$ 2,479	4,559	$ 3,955
Allowance for excess and slow moving inventory			$ 1,000			$ 1,000
Minimum
Payment period for accounts receivable			30 days
Maximum
Payment period for accounts receivable			90 days